Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ 9,598,412	$ 11,845,210
Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	60,243,632	67,025,201
Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	9,694,529	10,556,234
Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		7,664,921
Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	74,720,783	96,640,987
Maturity Period One | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	23,350,245
Maturity Period One | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		7,664,921
Maturity Period One | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		13,508,955
Maturity Period Two | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	13,543,142	25,978,760
Maturity Period Two | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	9,694,529
Maturity Period Two | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	12,142,127
Maturity Period Three | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	9,598,412
Maturity Period Three | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		15,067,681
Maturity Period Three | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options		10,556,234
Maturity Period Three | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	14,010,147	13,508,955
Maturity Period Four | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options		11,845,210
Maturity Period Four | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	23,350,245	15,587,256
Maturity Period Five | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	23,350,245
Maturity Period Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		25,978,760
Maturity Period After Year Five | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		25,978,760
Maturity Period After Year Five | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	25,218,264	28,057,061
Fair Value | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	(941,833)	(461,140)
Fair Value | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	(3,141,165)	(4,750,485)
Fair Value | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	(91)	(2,835)
Fair Value | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		(1,617)
Fair Value | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (442,326)	$ (375,031)
U.S. dollar | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	4,886,228	9,952,307
U.S. dollar | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 42,305,000	$ 48,535,750
U.S. dollar | Maturity Period One | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	2,813,283	4,346,428
Average pay rate	2.35%	2.37%
Average receive rate	5.84%	5.45%
U.S. dollar | Maturity Period Two | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	2,072,945	3,227,627
Average pay rate	2.31%	2.35%
Average receive rate	4.55%	5.07%
U.S. dollar | Maturity Period Two | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 42,305,000	$ 48,535,750
U.S. dollar | Maturity Period Three | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	0	2,378,252
Average pay rate	0.00%	2.31%
Average receive rate	0.00%	4.34%
U.S. dollar | Maturity Period Four | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed		0
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Maturity Period Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Maturity Period After Year Five | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Fair Value | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	161,540	409,459
U.S. dollar | Fair Value | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	$ 824,040	$ 2,263,382
Receive euros/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	146,020,174	212,323,001
Receive euros/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	22,534,604	45,303,255
Receive euros/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	32,866,454	25,853,538
Receive euros/Pay U.S. dollars | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	18,530,120	37,200,560
Receive euros/Pay U.S. dollars | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	22,727,515	21,259,267
Receive euros/Pay U.S. dollars | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	22,588,755	26,074,861
Receive euros/Pay U.S. dollars | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	26,772,726	56,631,520
Receive euros/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(3,430,313)	(11,745,814)
Receive Japanese yen/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		4,685,672
Receive Japanese yen/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		4,685,672
Receive Japanese yen/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		(231,855)
Receive pounds sterling/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	10,012,071	11,486,665
Receive pounds sterling/Pay U.S. dollars | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	10,012,071
Receive pounds sterling/Pay U.S. dollars | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		11,486,665
Receive pounds sterling/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(469,549)	(1,123,000)
Receive UDI/Pay pesos | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	31,733,673	31,733,673
Receive UDI/Pay pesos | Maturity Period Two | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	3,063,181
Receive UDI/Pay pesos | Maturity Period Three | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	17,076,001	3,063,181
Receive UDI/Pay pesos | Maturity Period Four | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		17,076,001
Receive UDI/Pay pesos | Maturity Period Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,749,625
Receive UDI/Pay pesos | Maturity Period After Year Five | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	6,844,866	11,594,491
Receive UDI/Pay pesos | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,364,789	6,147,449
Receive Swiss francs/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		7,086,220
Receive Swiss francs/Pay U.S. dollars | Maturity Period One | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		7,086,220
Receive Swiss francs/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		620,453
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	45,745,806
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period One | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	21,266,286
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Two | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	17,494,819
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Three | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	6,984,701
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Four | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period Five | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Maturity Period After Year Five | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		$ 0
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos | Fair Value | Currency options
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (24,124,384)